Note 3 - Going Concern	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
December
31,
2016,
the Company had a working capital deficit of
$15,492
and for the year ended
December
31,
2016
generated a net income before deemed dividend of
$1,052,
and generated cash flows from operating activities of
$6,704.
The Company’s cash balance and the revenues that the Company’s vessels are expected to generate are currently not sufficient to cover operating expenses, management fees, charter hire expenses, debt repayments, general administrative expenses and interest and finance costs for the next twelve
months from the filing date of this report. The Company intends to fund its working capital requirements through operating cash flows as well as via drawdowns, as needed, from its unsecured non revolving credit line with Family Trading available up to
December
31,
2018
(see Note
10
and
22).
Furthermore, the Company received net proceeds of
$7,475
from the sale of series C convertible preferred shares on
February
14,
2017.
These proceeds were used to finance the purchase consideration of a
40%
interest in a
50,000
dwt product/chemical tanker, the M/T Stenaweco Elegance amounting to
$6,500
(see Note
22)
while the remaining balance will be available for working capital requirements. Therefore, the accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.